SHARE BASED COMPENSATION (Summary of the Option Activity) (Details) - USD ($)		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options [Roll Forward]
Options outstanding at the beginning of the period (in shares)			6,085,000	5,947,000
Granted (in shares)	3,300,000	830,000	1,550,000	825,000
Exercised (in shares)		0	0	0
Forfeited (in shares)		(1,535,000)	(1,470,000)	(687,000)
Options outstanding at the end of the period (in shares)		5,460,000		6,085,000
Vested or expected to vest at the end of the period (in shares)		5,342,127
Exercisable at the end of the period (in shares)		1,006,000
Weighted Average Exercise Prices [Abstract]
Options outstanding at the beginning of the period (in dollars per share)			$ 0.71	$ 0.74
Granted (in dollars per share)		$ 0.26	0.64	0.74
Exercised (in dollars per share)		0	0	0
Forfeited (in dollars per share)		0.74	$ 0.74	0.74
Options outstanding at the end of the period (in dollars per share)		0.36		$ 0.71
Vested or expected to vest at the end of the period (in dollars per share)		0.35
Exercised at the end of the period (in dollars per share)		$ 0.70
Weighted Average Remaining Contractual Life [Abstract]
Outstanding at the beginning of the period		1 year 11 months 15 days	1 year 7 months 20 days	1 year 9 months
Granted		2 years 4 months 17 days	3 years 6 months	0 years
Exercised		0 years	0 years	0 years
Forfeited		0 years	0 years	0 years
Outstanding at the end of the period		1 year 11 months 15 days	1 year 7 months 20 days	1 year 9 months
Vested or expected to vest at the end of the period		1 year 10 months 24 days
Exercisable at the end of the period		6 months 14 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the beginning of the period (in dollars)			$ 0	$ 685,055
Granted (in dollars)		$ 0	0	0
Exercised (in dollars)		0	0	0
Forfeited (in dollars)		0	$ 0	0
Outstanding at the end of the period (in dollars)		0		$ 0
Vested or expected to vest at the end of the period (in dollars)		0
Exercisable at the end of the period (in dollars)		$ 0